Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Schedule of Property, Plant and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2019	2020
Laboratory and manufacturing equipment	$3,062	$8,022
Leasehold improvements	242	2,550
Capital leases	188	959
Computer and office equipment	202	201
Construction in progress	2,080	162

	5,774	11,894
Accumulated depreciation	(1,683)	(3,447)

Total property and equipment, net	$4,091	$8,447

Schedule of Accrued Liabilities

Accrued expenses consisted of the following (in thousands):

	December 31,
	2019	2020
Compensation expense	$694	$2,389
Research and development expense	621	1,303
Professional services	—	241
Property and equipment	—	125
Other	—	115

Total accrued expenses	$1,315	$4,173